Summary of Vehicles and Equipment on Operating Lease (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Vehicles USD ($)	Mar. 31, 2012 Vehicles JPY (¥)	Mar. 31, 2011 Vehicles JPY (¥)	Mar. 31, 2012 Equipment USD ($)	Mar. 31, 2012 Equipment JPY (¥)	Mar. 31, 2011 Equipment JPY (¥)
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases	$ 31,334	¥ 2,575,353	¥ 2,491,946	$ 30,268	¥ 2,487,721	¥ 2,404,032	$ 1,066	¥ 87,632	¥ 87,914
Less - Accumulated depreciation	(8,120)	(667,406)	(651,443)
Less - Allowance for credit losses	(99)	(8,135)	(10,812)
Vehicles and equipment on operating leases, net	$ 23,115	¥ 1,899,812	¥ 1,829,691